Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements
4.
Fair Value Measurements

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at June 30, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$6,652	$—	$—	$6,652
	$6,652	$—	$—	$6,652
Liabilities:
Forward purchase agreement derivative liability	$—	$—	$13,163	$13,163
	$—	$—	$13,163	$13,163

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$2,693	$—	$—	$2,693
	$2,693	$—	$—	$2,693

The Company’s cash equivalents maintained in money market funds are based on quoted market prices in active markets, which represent a Level 1 measurement within the fair value hierarchy. The carrying values of the Company’s accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and other current liabilities, the note payable – related party, deferred revenue, deferred legal fees and the obligation to issue common stock approximate their fair values due to the short-term nature of these instruments. The Forward Purchase Agreement derivative liability is carried at fair value, determined according to Level 3 inputs in the fair value hierarchy (see Note 7).

For the six months ended June 30, 2024 and 2023, there were no transfers between Level 1, Level 2 and Level 3.

Valuation of Forward Purchase Agreement Derivative Liability

As described in Note 3, the Company entered into the Forward Purchase Agreement in connection with the Merger on March 25, 2024. The Forward Purchase Agreement contains (i) an Optional Early Termination provision, and (ii) a Variable Maturity Consideration. The Optional Early Termination and the Variable Maturity Consideration, as combined, are considered as a freestanding financial instrument and meet the definition of a derivative instrument. The fair value of the forward purchase agreement derivative liability, consisting of the Optional Early Termination and the Variable Maturity Consideration, was estimated using a Monte-Carlo Simulation in a risk-neutral framework. The fair value of the derivative liability was equal to the difference between the fair value of the Forward Purchase Agreement and the amount of cash receivable at the two-year settlement date, which was calculated as the present value of the initial reset price of $10.00 per share (as defined in the Forward Purchase Agreement) discounted using the term-matched risk-free rate.

The following table represents the significant inputs used in calculating the forward purchase agreement derivative liability on the issuance date and as of June 30, 2024:

	March 28, 2024	June 30, 2024
Stock price	$13.60	$0.60
Expected volatility	50.00%	60.00%
Risk-free interest rate	4.54%	4.75%
Expected life (in years)	2.00	1.75
Expected dividend yield	—%	—%

The Company determined the initial value for the forward purchase agreement derivative liability of $4,935 using the Level 3 inputs as of the issuance date on March 28, 2024 and recorded the loss on issuance of $4,935 as a loss on issuance of forward purchase agreement derivative liability in the condensed consolidated statements of operations and comprehensive loss. The change in fair value of the forward purchase agreement derivative liability of $8,228 was recorded during the three and six months ended June 30, 2024 in the condensed consolidated statements of operations and comprehensive loss.

The following table presents the change in fair value of the forward purchase agreement derivative liability for the three and six months ended June 30, 2024:

Amounts
Balance as of December 31, 2023	$—
Forward purchase agreement derivative liability issuance	4,935
Balance as of March 31, 2024	4,935
Partial early termination of forward purchase agreement derivative liability	(823)
Change in fair value of forward purchase agreement derivative liability	9,051
Balance as of June 30, 2024	$13,163

Zapata Computing, Inc. [Member]
Fair Value Measurements
3.
Fair Value Measurements

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$2,693	$—	$—	$2,693
	$2,693	$—	$—	$2,693

	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$9,763	$—	$—	$9,763
	$9,763	$—	$—	$9,763

Money market funds were valued by the Company based on quoted market prices in active markets, which represent a Level 1 measurement within the fair value hierarchy. The Company’s Senior Notes were revalued at each remeasurement date prior to extinguishment (see Note 6), using inputs that are generally unobservable and reflect management’s estimates of assumptions that market participants would have used in pricing the liability, which represented Level 3 measurements within the fair value hierarchy. For the years ended December 31, 2023 and 2022, there were no transfers between Level 1, Level 2 and Level 3.

The following table presents the change in fair value of the Senior Notes for the year ended December 31, 2023:

Amounts
Balance as of December 31, 2022	$—
Proceeds from issuance of Senior Notes	5,625
Change in fair value of Senior Notes	1,260
Extinguishment of Senior Notes	(6,885)
Balance as of December 31, 2023	$—

The Senior Notes were recorded at fair value upon issuance, equal to the cash proceeds received on the issuance date of the Senior Notes. The loss on extinguishment of the Senior Notes was calculated as the fair value of the Senior Notes immediately after the extinguishment less the fair value of the Senior Notes immediately before the extinguishment, and is recorded within other income (expense), net on the consolidated statement of operations and comprehensive loss.

The fair value of the Senior Notes was based on significant inputs not observable in the market, which represented a Level 3 measurement within the fair value hierarchy. The Company’s valuation of the Senior Notes utilized a probability weighted method with a scenario-based valuation analysis, which incorporated assumptions and estimates to value the Senior Notes and the probability and estimated timing of the conversion or repayment of the Senior Notes. The Company assessed these assumptions and estimates at issuance, on a quarterly basis, and at the date of extinguishment of the Senior Notes, December 15, 2023.

The following table presents the assumptions and estimates incorporated into the valuation of the Senior Notes at the initial issuance date and the date of extinguishment of December 15, 2023:

	December 15, 2023	Issuance Date
Time to deSPAC closing (in years)	0.16	0.56
Probability of deSPAC closing	90.00%	50.00%
Probability of deSPAC not closing	10.00%	50.00%
Market rate without conversion	32.06%	31.09%
Discount rate	32.10%	15.00%